Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of basic and diluted net income (loss) per common share
The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	Three Months Ended September 30, 2021		Nine Months Ended September 30, 2021		For the Period from July 2, 2020 (Inception) Through September 30, 2020
	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net loss per common share
Numerator:
Allocation of net loss, as adjusted	$(1,221,250)	$(305,312)	$(2,765,190)	$(743,009)	$—	$(878)
Denominator:
Basic and diluted weighted average shares outstanding	20,700,000	5,175,000	19,335,165	5,130,495	—	4,500,000

Basic and diluted net loss per common share	$(0.06)	$(0.06)	$(0.14)	$(0.14)	$—	$(0.00)

Schedule of class A common stock subject to possible redemption reflected in condensed consolidated balance sheet
At September 30, 2021, the Class A common stock subject to possible redemption reflected in the condensed consolidated balance sheet are reconciled in the following table:

Gross proceeds	$207,000,000
Less:
Proceeds allocated to Public Warrants	(11,902,500)
Class A common stock issuance costs	(723,739)
Plus:
Accretion of carrying value to redemption value	12,626,239

Class A common stock subject to possible redemption	$207,000,000